Note 17 - Supplemental Cash Flow Information - Schedule of Income Taxes and Interest Paid (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Income taxes and other taxes paid		$ 3,436	$ 7,560
Interest paid	2,270	14,530	2,955
Interest received		$ 35,485